Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.      Transactions with Related Parties:

The transactions with related parties presented in the accompanying consolidated financial statements as of and for the year ended December 31, 2015 are analyzed as follows:

	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Other Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues	Selling and Distribution
a) Aegean Oil	$-	2,732	-	133,985	$180	$781
b) Aegean Shipping Management	1,724	-	-	-	-	-
c) Gener8 Maritime	7,570	-	-	233	-	-
d) Unique Tankers	1,247	-	-	-	-	-
e) Melco	-	-	150	2,739	-	-
f) Aegean V	-	-	-	-	-	-
g) Aegean VIII	-	5,345	-	-	-	-
h) Other	1,192	98	-	-	-	-
Total	$11,733	8,175	150	136,957	$180	$781

	Due from related companies	Trade Receivables from related companies	Trade Payables to related companies	Other Payables to related companies
a) Aegean Oil	$4,524	14,309	-	$10
b) Aegean Shipping Management	1,190	3,542	-	-
c) Gener8 Maritime	-	798	-	-
d) Unique Tankers	-	-	-	-
e) Melco	-	-	4	18
f) Aegean V	100	-	-	-
g) Aegean VIII	581	-	-	-
h) Other	492	314	-	1,158
Total	$6,887	18,963	4	$1,186

*Included in the revenues from related parties in the accompanying consolidated statements of income.

The transactions with related parties presented in the accompanying consolidated financial statements as of and for the year ended December 31, 2014 are analyzed as follows:

	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Other Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues	Selling and Distribution
a) Aegean Oil	$-	-	-	342,666	1,362	$1,700
b) Aegean Shipping Management	7,653	-	41	1,430	-	-
c) Gener8 Maritime	7,190	-	-	1,542	-	-
d) Unique Tankers	9,858	-	-	-	-	-
e) Melco	3,709	-	-	5,888	-	-
f) Aegean V	-	1,809	-	-	-	-
g) Aegean VIII	-	3,352	-	-	-	-
h) Other	2,838	107	-	-	-	-
Total	$31,248	5,268	41	351,526	1,362	$1,700

	Due from related companies	Trade Receivables from related companies	Trade Payables to related companies	Other Payables to related companies
a) Aegean Oil	$1,798	69	3,016	$102
b) Aegean Shipping Management	1,139	12,205	-	-
c) Gener8 Maritime	-	141	-	299
d) Unique Tankers	419	-	-	-
e) Melco	-	-	406	8
f) Aegean V	750	-	-	-
g) Aegean VIII	1,448	-	-	-
h) Other	419	274	-	763
Total	$5,973	12,689	3,422	$1,172

*Included in the revenues from related parties in the accompanying consolidated statements of income.

The transactions with related parties presented in the accompanying consolidated financial statements for the year ended December 31, 2013 are analyzed as follows:

	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues
a) Aegean Oil	$-	-	414,653	$3,976
b) Aegean Shipping Management	7,818	-	2,042	-
c) Gener8 Maritime	6,258	-	-	-
d) Unique Tankers	-	-	-	-
e) Melco	7,667	-	6,658	-
f) Aegean V	-	8,756	-	-
g) Aegean VIII	-	-	-	-
h) Other	1,024	101	-	-
Total	$22,767	8,857	423,353	$3,976

*Included in the revenues from related parties in the accompanying consolidated statements of income.

(a)      Aegean Oil S.A. (the "Greek Subcontractor"):

The Greek Subcontractor, owned and controlled by relatives of Mr. Dimitris Melisanidis, is a diversified energy group principally engaged in the downstream gasoline industry in Greece where it manages a network of approximately 560 service stations. The Greek Subcontractor is managed by a full-time executive team and has no common management with the Company. In addition to its principal operations, the Greek Subcontractor is also a licensed trader and physical supplier of marine petroleum products in Greece.

On April 1, 2005, the Company renewed its contract with a ten-year Marine Fuel Supply Service Agreement with the Greek Subcontractor. This contract stipulates that the Company and the Greek Subcontractor must transact for a minimum quantity of marine fuel per month. Under the contract, the Greek Subcontractor undertakes to sell the marine petroleum products to the Company at an amount equal to the Greek Subcontractor's purchase cost of the marine petroleum products from selected Greek refineries, plus a margin. The margin is reviewed and renegotiated annually between the parties. Payments of the Greek Subcontractor's invoices are made within 30 calendar days from the date of receipt of the invoice. Penalties of 10% are imposed on late payments. If requested, the Company undertakes to provide security to the Greek Subcontractor by way of a standby letter of credit or other mutually acceptable guarantee in relation to any outstanding balance from time to time. The agreement terminates on December 31, 2016 unless any of the following situations occur prior to the termination date: (i) the Greek Subcontractor's petroleum trading license terminates or is revoked by the Greek authorities, (ii) upon the breach by any party in the performance of any of its obligations, as defined in the agreement, (iii) upon the liquidation or bankruptcy of any party. The Company has a unilateral right to terminate the agreement by serving 12 months written notice. During the years ended December 2015, 2014 and 2013, the Company purchased from the Greek Subcontractor marine petroleum products of $133,985, $342,666 and $414,653, respectively, all of which are included under related companies' cost of marine petroleum products sold in the accompanying consolidated statements of income.

Additionally, during the years ended December 31, 2015, 2014 and 2013 the Company purchased marine petroleum products of $180, $1,362 and $3,976, respectively that were consumed in connection with its voyage revenues and are included in the cost of revenues- related parties in the accompanying consolidated statements of income. During the years ended December 31, 2015, 2014 and 2013, purchases of marine petroleum products of amount $781, $1,700 and $0 were included in the selling and distribution expenses in the accompanying consolidated statements of income.

As of December 31, 2015 and 2014, the amounts due for purchases of marine petroleum products to the Greek Subcontractor were $0 and $3,016, respectively, and are included under trade payables to related companies in the accompanying consolidated balance sheets. As of December 31, 2015 and 2014, the amounts due from the Greek Subcontractor for sales of marine petroleum products were $14,309 and $69, respectively, due to prepayments, and are included under trade receivables from related companies in the accompanying consolidated balance sheets.

On July 1 2015, the Company signed an additional contract with the Greek Subcontractor, under which it provides barging services through its vessels located in Piraeus. During the years ended December 31, 2015, 2014 and 2013, the Company recorded voyage revenues of $2,732, $0 and $0, respectively, under this agreement.

As at December 31, 2015 and 2014, the amounts due from the Greek Subcontractor were $4,524 and $1,798, respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

As at December 31, 2015 and 2014, the Company is also liable to the Greek Subcontractor for the amount of $10 and $102 deriving from the purchase of bunkers for own consumption and are included in the other payables to related parties in the accompanying consolidated balance sheets.

(b)      Aegean Shipping Management S.A. and certain vessel-owning companies (hereinafter collectively referred to as "Aegean Shipping"):

Aegean Shipping is owned by relatives of Mr. Dimitris Melisanidis and is the owner and operator of an international shipping fleet of tankers that are chartered out in the international spot markets. Aegean Shipping is managed by a full-time executive team and has no common management with the Company.

Aegean Shipping is a customer of the Company. It purchases marine fuel and lubricants, which it consumes during the voyages of its vessels. The Company's sales of marine fuel and lubricants to Aegean Shipping for the years ended December 31, 2015, 2014 and 2013, amounted to $1,724, $7,653 and $7,818, respectively, and are included under related companies' revenues in the accompanying consolidated statements of income.

As at December 31, 2015 and 2014, the amounts due from Aegean Shipping for sales of marine petroleum products were $3,542 and $12,205 respectively, and are included under trade receivables from related companies in the accompanying consolidated balance sheets.

The Company occasionally uses vessels of Aegean Shipping for transportation of its cargo. It incurred hire charges from Aegean Shipping amounting to $0, $1,430 and $2,042 for the years ended December 31, 2015, 2014 and 2013, respectively, which is included under related companies' cost of marine petroleum products sold in the accompanying consolidated statements of income.

As at December 31, 2015 and 2014, the amounts due from Aegean Shipping were $1,190 and $1,139 respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

(c)      Gener8 Maritime Inc ("Gener8 Maritime"):

Aegean's Chairman of the Board, Mr. Peter C. Georgiopoulos, also serves as Chairman, President and Chief Executive Officer of Gener8 Maritime which is a tanker company.

During the years ended December 31, 2015, 2014 and 2013, the Company's sales to Gener8 Maritime amounted to $7,570, $7,190 and $6,258, respectively, which are included under related companies' sales of marine petroleum products in the accompanying consolidated statements of income. The Company also uses vessels of General Maritime for transportation of its cargo and incurred hire charges from General Maritime amounting to $233, $1,542 and $0 for the years ended December 31, 2015, 2014 and 2013, respectively, which is included under related companies' cost of marine petroleum products sold in the accompanying consolidated statements of income.

As at December 31, 2015 and 2014, the amounts due from General Maritime were $798 and $141, respectively, which are included under trade receivables from related companies in the accompanying consolidated balance sheets.

(d)      Unique Tankers LLC ("Unique Tankers"):

Aegean's Chairman of the Board, Mr. Peter C. Georgiopoulos, is affiliated with Unique Tankers, a tanker pool which is a fully owned subsidiary of General Maritime.  During the years ended December 31, 2015, 2014 and 2013, the Company's sales to Unique Tankers amounted to $1,247, $9,858 and $0, respectively, which are included under related companies' sales of marine petroleum products in the accompanying consolidated statements of income. As at December 31, 2015 and 2014, the amounts due from Unique Tankers were $0 and $419, respectively, which are included under due from related companies in the accompanying consolidated balance sheets.
(e)      Melco S.A. ("Melco")

During the year ended December 31, 2015, the Company sold to and purchased from Melco, which is owned and controlled by relatives of Mr. Dimitris Melisanidis, marine petroleum products of $0 and $2,739, respectively, which is included under the related companies' sales and cost of marine petroleum products in the accompanying consolidated statements of income. During the year ended December 31, 2014, the Company sold to and purchased from Melco, marine petroleum products of $3,709 and $5,888, respectively. During the year ended December 31, 2013, the Company sold to and purchased from Melco, marine petroleum products of $7,667 and $6,658, respectively. As at December 31, 2015 and 2014, the Company had a liability to Melco of $4 and $406, respectively, included under the trade payables to related companies in the accompanying consolidated balance sheets.

(f)      Aegean V ("Aegean V'')

In 2011, two vessel-owning subsidiaries of the Company entered into separate contracts with Aegean V, which is owned and controlled by relatives of Mr. Dimitris Melisanidis. According to these agreements the vessels Amorgos and Karpathos provide freight services to the related party and recognize revenue that is dependent on the distance and the volumes of the transportation. For the years ended December 31, 2015, 2014 and 2013 the Company's revenues under these contracts were $0, $1,809 and $8,756, respectively, and are presented under the revenues from related parties in the accompanying consolidated statements of income.

As at December 31, 2015 and 2014, the amounts due from Aegean V were $100 and $750, respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

(g)      Aegean VIII ("Aegean VIII'')

In 2014, three vessel-owning subsidiaries of the Company entered into separate contracts with Aegean VIII, which is owned and controlled by relatives of Mr. Dimitris Melisanidis. According to these agreements the vessels Amorgos, Karpathos and Naxos provided freight services to the related party and recognize revenue that is dependent on the distance and the volumes of the transportation. For the years ended December 31, 2015 and 2014, the Company's revenues under these contracts were $5,345 and $3,352, respectively, and are presented under the revenues from related parties in the accompanying consolidated statements of income.

As at December 31, 2015 and 2014, the amounts due from Aegean V were $581 and $1,448, respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

(h)      Other companies:

The amounts due from other companies affiliated with Aegean's Chairman of the Board, Mr. Peter C. Georgiopoulos for sales of marine petroleum products, were $192 and $228 as of December 31, 2015 and 2014, respectively, and are included under trade receivables from related companies in the accompanying consolidated balance sheets.

The amounts due from other companies owned Mr. Dimitris Melisanidis or his relatives for sales of marine petroleum products were $122 and $46 as of December 31, 2015 and 2014, respectively, and are included under trade receivables from related companies in the accompanying consolidated balance sheets. Other amounts due from other companies owned Mr. Dimitris Melisanidis or his relatives were $492 and $419 as of December 31, 2015 and 2014, respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

The amounts due to other companies owned Mr. Dimitris Melisanidis or his relatives were $1,158 and $763 as of December 31, 2015 and 2014, respectively, and are included under other payables to related companies in the accompanying consolidated balance sheets.

Sales of marine petroleum products to other companies of Mr. Peter C. Georgiopoulos were $1,005, $2,838 and $1,024 for the years ended December 31, 2015, 2014 and 2013, respectively, and are included under related companies' sales of marine petroleum products in the accompanying consolidated statements of income.

Sales of marine petroleum products to other companies of Mr. Dimitris Melisanidis or his relatives were $187, $0 and $0 for the years ended December 31, 2015, 2014 and 2013, respectively, and are included under related companies' sales of marine petroleum products in the accompanying consolidated statements of income.

Voyage and other revenues from other companies owned Mr. Dimitris Melisanidis or his relatives were $98, $107 and $101 as of December 31, 2015, 2014 and 2013, respectively, and are included under related companies' revenues in the accompanying consolidated statements of income.

Under general and administrative expenses in the accompanying consolidated statements of income the Company includes office rentals paid to a related company owned by Mr. Dimitris Melisanidis under the head offices rental agreements of $602, $732 and $724 as of December 31, 2015, 2014 and 2013, respectively.

On December 23, 2013, the Company sold the vessel Vigo, to a related company owned by Mr. Dimitris Melisanidis. The loss on sale of this vessel of $206 is included under the loss on sale of vessels in the consolidated statements of income.